Number of Capital Stock and CPECs (Detail)	1 Months Ended				1 Months Ended			12 Months Ended							12 Months Ended
	Sep. 09, 2010	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Feb. 13, 2012 Capital Stock	Nov. 11, 2011 Capital Stock	Oct. 13, 2011 Capital Stock	Apr. 30, 2012 Capital Stock	Apr. 30, 2011 Capital Stock	Apr. 30, 2010 Capital Stock	Apr. 30, 2010 Capital Stock Series A	Apr. 30, 2010 Capital Stock Series B	Apr. 30, 2010 Capital Stock Series C	Apr. 30, 2009 Convertible preferred equity certificates	Apr. 30, 2010 Convertible preferred equity certificates Series A	Apr. 30, 2010 Convertible preferred equity certificates Series B	Apr. 30, 2010 Convertible preferred equity certificates Series C
Class of Stock [Line Items]
Number of capital stock issued beginning balance		1,228,377,770	1,228,377,770	1,184,793,767				1,184,793,767	1,184,679,789	12,500				1,205,624,393
Number of capital stock issued	113,978				2	1	43,584,000	43,584,003	113,978
Conversion of CPECs											1,184,667,289	15,375,200	5,581,904		(1,184,667,289)	(15,375,200)	(5,581,904)
Redemption of capital stock										(20,957,104)
Number of capital stock issued ending balance		1,228,377,770	1,228,377,770	1,184,793,767				1,228,377,770	1,184,793,767	1,184,679,789				1,205,624,393